Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000012470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Polaris Global Value Fund
Without Sales Load [Member] | C000012470
Average Annual Return [Line Items]
Average Annual Return, Percent	5.34%	5.53%	6.74%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	18.67%	11.17%	9.95%